Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of identified assets and liabilities
Identified assets and liabilities as of the acquisition date are as follows (Unit: Korean Won in millions):

	Accounts	March 31, 2023
Assets	Cash and cash equivalent	2,879
	Financial assets at FVTPL	38,385
	Loans and other financial assets at amortized cost (*1)	124,904
	Investments in joint ventures and associates	136,930
	Premises and equipment	20,324
	Intangible assets (*2)	21,447
	Current tax assets	33
	Others	73

	Sub-total	344,975

Liabilities	Current tax liabilities	7,938
	Deferred tax liabilities	11,593
	Other financial liabilities	1,000
	Other liabilities	14,971

	Sub-total	35,502

Fair value of net identifiable assets		309,473

(*1)
The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Venture Partners is 127,384 million Won, and the contractual cash flows that are not expected to be recovered as of the acquisition date are 2,480 million Won.

(*2)
The intangible assets include 18,880 million Won in customer relationships as a result of business combination and were valued at fair value through the Multi-period excess earning method (MEEM) as they were judged separately identifiable intangible assets. Multi-period excess earning method is a method to estimate the future cash flows generated by each intangible asset and to discount the cash flows generated purely by that intangible asset to its present value by deducting the portion of the asset’s contribution to that cash flow generation.

Summary of recognized goodwill as a result of business combination
Recognized goodwill as a result of business combination are as follows (Unit: Korean Won in millions):

Woori Venture Partners
Transfer price	212,522
Fair value of net identifiable asset	309,473
Non-controlling interest (*)	138,478
Goodwill	41,527

(*)	Non-controlling interests were recognized at fair value applying the closing price on the acquisition date of Woori Venture Partners.

Summary of net cash outflows due to business combination
Details of net cash outflows due to business combination are as follows (Unit: Korean Won in millions):

Woori Venture Partners
Consideration paid in cash	212,522
Acquired cash and cash equivalents	2,879

Deduction in total	209,643